Retirement Plans (Details 7) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014
Defined Benefit Plan Disclosure
Fair Value	$ 1,132	$ 1,021
U.S. Equity Securities
Defined Benefit Plan Disclosure
Fair Value	$ 304	$ 323
Redemption Frequency	Daily	Daily
Non-U.S. Equity Securities
Defined Benefit Plan Disclosure
Fair Value	$ 355	$ 403
Redemption Frequency	Daily, Semi-monthly	Daily, Semi-monthly
Government and Government Agency Securities
Defined Benefit Plan Disclosure
Fair Value	$ 259	$ 159
Redemption Frequency	Daily	Daily
Corporate Debt Securities
Defined Benefit Plan Disclosure
Fair Value	$ 214	$ 136
Redemption Frequency	Daily	Daily
Redemption Period One | U.S. Equity Securities
Defined Benefit Plan Disclosure
Redemption Notice Period	1 day	1 day
Redemption Period One | Non-U.S. Equity Securities
Defined Benefit Plan Disclosure
Redemption Notice Period	1 day	1 day
Redemption Period One | Government and Government Agency Securities
Defined Benefit Plan Disclosure
Redemption Notice Period	1 day	1 day
Redemption Period One | Corporate Debt Securities
Defined Benefit Plan Disclosure
Redemption Notice Period	1 day	1 day
Redemption Period Two | U.S. Equity Securities
Defined Benefit Plan Disclosure
Redemption Notice Period	5 days	5 days
Redemption Period Two | Non-U.S. Equity Securities
Defined Benefit Plan Disclosure
Redemption Notice Period	2 days	2 days
Redemption Period Two | Government and Government Agency Securities
Defined Benefit Plan Disclosure
Redemption Notice Period	2 days	2 days
Redemption Period Two | Corporate Debt Securities
Defined Benefit Plan Disclosure
Redemption Notice Period	2 days	2 days